Related Party Transactions (Details) - USD ($)						3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Feb. 18, 2022	Jan. 01, 2022	Nov. 03, 2021	Aug. 18, 2021	Jan. 08, 2019	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Compensated monthly based on an annual rate		$ 90,000
Stock splits (in Shares)	448			448					896		896
Consulting services						$ 22,500	$ 22,500		$ 67,500	$ 67,500	$ 90,000	$ 563,072
Stock purchase agreement percentage				100.00%
Loan amount interest term				48 years
Payment for loan				$ 504.94
Consulting services											90,000	60,000
Escrow amount			$ 8,200,000
Original loan amount				$ 20,991								250,000
Outstanding auto loan											0	$ 0
Aggregate amount								$ 101,175			200,390
Enterprise Technology Consulting [Member]
Related Party Transactions (Details) [Line Items]
Company owned percentage						100.00%			100.00%
Stock Purchase Agreement [Member]
Related Party Transactions (Details) [Line Items]
Stock purchase agreement percentage				100.00%
Original loan amount				$ 20,991
Loan amount interest term				48 years
Payment for loan				$ 504.94
Outstanding auto loan						$ 0			$ 0		$ 0
Enterprise Technology Consulting [Member]
Related Party Transactions (Details) [Line Items]
Company owned percentage											100.00%
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Consulting services									67,500		$ 90,000
Benito Novas [Member]
Related Party Transactions (Details) [Line Items]
Loan interest percentage				8.99%
Benito Novas [Member] | Stock Purchase Agreement [Member]
Related Party Transactions (Details) [Line Items]
Interest				8.99%
Benito Novas [Member]
Related Party Transactions (Details) [Line Items]
Consulting services									$ 179,219		$ 200,390
Cash acquired					$ 45,000
Benito Novas [Member] | Stock Purchase Agreement [Member]
Related Party Transactions (Details) [Line Items]
Related auto loan					$ 45,000